Revenue - Revenue to Be Recognized (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 86,426	$ 94,182
2022
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	22,663	23,786
2023
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	18,366	18,918
2024
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	18,959	19,349
2025
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	15,539	17,852
2026 and beyond
Disclosure of transaction price allocated to remaining performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 10,899	$ 14,277